Retirement Plans - OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Amortization of net prior service cost	$ 215	$ 161	$ 0
Net prior service credit	2,463	0	0
Pension plan termination adjustment	0	0	217
Operating Expense [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(1,291)	(350)	(1,174)
Amortization of net prior service cost	83	63	0
Net prior service credit	945	0	0
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	50	21	47
Pension plan termination adjustment	0	0	217
Actuarial gain (loss)	1,267	(1,320)	978
Income tax	(403)	295	(418)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	$ 651	$ (1,291)	$ (350)